Operating Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Operating Segments [Abstract]
Operating Segments

Note 9. Operating Segments

The Company maintains two active operating segments: BioTherapeutics and Vaccines/BioDefense. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	Three Months Ended June 30,
	2016	2015
Contract/Grant Revenue
Vaccines/BioDefense	$3,160,050	$1,099,827
BioTherapeutics	-	-
Total	$3,160,050	$1,099,827

Income (Loss) from Operations
Vaccines/BioDefense	$734,120	$302,531
BioTherapeutics	(668,260)	(1,383,167)
Corporate	(1,075,818)	(954,115)
Total	$(1,009,958)	$(2,034,751)
Amortization and Depreciation Expense
Vaccines/BioDefense	$10,041	$9,941
BioTherapeutics	10,564	49,866
Corporate	2,223	1,924
Total	$22,828	$61,731

Other Income (Expense), Net
Corporate	$917,183	$(1,942,943)

Share-Based Compensation
Vaccines/BioDefense	$24,223	$19,344
BioTherapeutics	30,985	30,179
Corporate	145,065	87,640
Total	$200,273	$137,163

	Six Months Ended June 30,
	2016	2015
Contract/Grant Revenue
Vaccines/BioDefense	$5,791,037	$1,902,141
BioTherapeutics	-	13,972
Total	$5,791,037	$1,916,113

Income (Loss) from Operations
Vaccines/BioDefense	$1,052,111	$387,212
BioTherapeutics	(1,914,682)	(2,148,043)
Corporate	(2,053,092)	(1,832,187)
Total	$(2,915,663)	$(3,593,018)

Amortization and Depreciation Expense
Vaccines/BioDefense	$20,060	$19,727
BioTherapeutics	20,996	98,240
Corporate	4,380	3,690
Total	$45,436	$121,657

Other Income (Expense), Net
Corporate	$1,673,455	$(4,953,998)

Share-Based Compensation
Vaccines/BioDefense	$52,229	$43,936
BioTherapeutics	65,817	59,435
Corporate	218,638	175,817
Total	$336,684	$279,188

	As of June 30, 2016	As of December 31, 2015
Identifiable Assets
Vaccines/BioDefense	$1,921,812	$2,123,676
BioTherapeutics	63,836	76,183
Corporate	3,430,399	5,187,263
Total	$5,416,047	$7,387,122

Note 11. Operating Segments

The Company maintains two active operating segments: BioTherapeutics and Vaccines/BioDefense. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	For the Years Ended December 31,
	2015	2014
Revenues
Vaccines/BioDefense	$8,754,418	$6,756,388
BioTherapeutics	13,972	286,628
Total	$8,768,390	$7,043,016

Income (Loss) from Operations
Vaccines/BioDefense	$1,263,709	$807,164
BioTherapeutics	(4,487,988)	(7,674,381)
Corporate	(3,885,997)	(3,894,132)
Total	$(7,110,276)	$(10,761,349)

Amortization and Depreciation Expense
Vaccines/BioDefense	$39,925	$39,625
BioTherapeutics	199,661	199,196
Corporate	7,872	6,966
Total	$247,458	$245,787

Other Income (Expense), Net
Corporate	$(1,209,887)	$3,437,505

Share-Based Compensation
Vaccines/BioDefense	$111,960	$114,920
BioTherapeutics	148,244	193,926
Corporate	394,277	411,304
Total	$654,481	$720,150

	As of December 31,
	2015	2014

Identifiable Assets
Vaccines/BioDefense	$2,123,676	$1,025,220
BioTherapeutics	76,183	204,308
Corporate	5,187,263	5,724,720
Total	$7,387,122	$6,954,248